INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of detailed information about client relationships intangible assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,818,398	S/ 1,666,265	S/ 1,464,372
Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	110,553	134,945
Prima AFP - AFP Union Vida [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	69,974	82,322
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	20,782	19,333
Mibanco | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,007	15,036
Ultrasefinco S.A. [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	12,592	13,400
Culqi [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,167	2,550
Tenpo [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 2,031	S/ 2,304